Taxes - Summary of Deferred Tax Asset Balance and Respective Changes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Line Items]
Beginning balance	R$ 45,734	R$ 39,140
Realization / reversal	(13,822)	(14,176)
Increase	29,711	20,770
Ending balance	61,623	45,734
Beginning balance	7,878	6,806
Realization / reversal	(3,810)	(4,125)
Increase	1,393	5,197
Ending balance	5,461	7,878
Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,187	1,149
Realization / reversal	(429)	(93)
Increase		131
Ending balance	758	1,187
Beginning balance	30	168
Realization / reversal	(26)	(142)
Increase	0	4
Ending balance	4	30
Reflected in income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	43,380	37,252
Realization / reversal	(12,631)	(13,667)
Increase	29,499	19,795
Ending balance	60,248	43,380
Beginning balance	6,610	6,144
Realization / reversal	(2,951)	(3,863)
Increase	1,194	4,329
Ending balance	4,853	6,610
Provision for expected loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	22,860	18,563
Realization / reversal	(3,885)	(4,712)
Increase	8,958	9,009
Ending balance	27,933	22,860
Related to income tax losses and social contribution tax carryforwards [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,585	4,391
Realization / reversal	(540)	(2,339)
Increase	3,483	533
Ending balance	5,528	2,585
Provision for profit sharing [member]
Deferred Tax Assets [Line Items]
Beginning balance	2,162	1,844
Realization / reversal	(2,162)	(1,844)
Increase	1,903	2,162
Ending balance	1,903	2,162
Provision for devaluation of securities with permanent impairment [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,530	1,729
Realization / reversal	(877)	(902)
Increase	917	703
Ending balance	1,570	1,530
Provision [member]
Deferred Tax Assets [Line Items]
Beginning balance	6,208	4,464
Realization / reversal	(2,064)	(1,552)
Increase	1,701	3,296
Ending balance	5,845	6,208
Civil lawsuits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,413	1,586
Realization / reversal	(547)	(651)
Increase	465	478
Ending balance	1,331	1,413
Labor claims [Member]
Deferred Tax Assets [Line Items]
Beginning balance	3,251	2,037
Realization / reversal	(1,338)	(790)
Increase	1,143	2,004
Ending balance	3,056	3,251
Tax and social security [Member]
Deferred Tax Assets [Line Items]
Beginning balance	1,544	841
Realization / reversal	(179)	(111)
Increase	93	814
Ending balance	1,458	1,544
Goodwill on purchase of investments [Member]
Deferred Tax Assets [Line Items]
Beginning balance		60
Realization / reversal		(60)
Legal liabilities [member]
Deferred Tax Assets [Line Items]
Beginning balance	723	676
Realization / reversal		(57)
Increase	58	104
Ending balance	774	723
Legal liabilities [member] | Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Realization / reversal	(7)
Adjustments of operations carried out on futures settlement market [Member]
Deferred Tax Assets [Line Items]
Beginning balance	84	98
Realization / reversal	(84)	(98)
Increase	52	84
Ending balance	52	84
Beginning balance	1,330	923
Realization / reversal	(1,330)	(923)
Increase	452	1,330
Ending balance	452	1,330
Adjustment to fair value of financial assets at fair value through profit or loss [member]
Deferred Tax Assets [Line Items]
Beginning balance	738	631
Realization / reversal	(738)	(631)
Increase	8,315	738
Ending balance	8,315	738
Beginning balance	1,149	1,790
Realization / reversal	(1,149)	(1,790)
Increase	136	1,149
Ending balance	136	1,149
Provision related to health insurance operations [Member]
Deferred Tax Assets [Line Items]
Beginning balance	348	343
Increase	8	5
Ending balance	356	348
Other Items Reflected In Income [Member]
Deferred Tax Assets [Line Items]
Beginning balance	6,142	4,453
Realization / reversal	(2,274)	(1,472)
Increase	4,104	3,161
Ending balance	7,972	6,142
Beginning balance	1,535	791
Realization / reversal	(171)	(779)
Increase	528	1,523
Ending balance	1,892	1,535
Reflected In Stockholder Equity [Member]
Deferred Tax Assets [Line Items]
Beginning balance	2,354	1,888
Realization / reversal	(1,191)	(509)
Increase	212	975
Ending balance	1,375	2,354
Beginning balance	1,268	662
Realization / reversal	(859)	(262)
Increase	199	868
Ending balance	608	1,268
Adjustment to fair value of financial assets at fair value through other comprehensive income [member]
Deferred Tax Assets [Line Items]
Beginning balance	766	383
Realization / reversal	(762)	(163)
Increase	56	546
Ending balance	60	766
Beginning balance	1,228	474
Realization / reversal	(826)	(107)
Increase	199	861
Ending balance	601	1,228
Other [Member]
Deferred Tax Assets [Line Items]
Beginning balance	401	356
Realization / reversal		(253)
Increase	156	298
Ending balance	557	401
Beginning balance	0	13
Realization / reversal		(13)
Ending balance		0
Depreciation in excess - finance lease[Member]
Deferred Tax Assets [Line Items]
Beginning balance	202	346
Realization / reversal	(57)	(144)
Ending balance	145	202
Adjustment of escrow deposits and provisions [member]
Deferred Tax Assets [Line Items]
Beginning balance	1,531	1,348
Realization / reversal	(133)	(29)
Increase	6	212
Ending balance	1,404	1,531
Post employment benefits [member]
Deferred Tax Assets [Line Items]
Increase		51
Beginning balance	282	287
Realization / reversal	(7)	(56)
Increase	9	3
Ending balance	180	282
Post employment benefits [member] | Cash flow hedges [member]
Deferred Tax Assets [Line Items]
Realization / reversal	(111)
Taxation of results abroad - capital gains [Member]
Deferred Tax Assets [Line Items]
Beginning balance	581	659
Realization / reversal	0	(142)
Increase	63	64
Ending balance	644	581
Provision for pension plan benefits [Member]
Deferred Tax Assets [Line Items]
Beginning balance	10	7
Realization / reversal		0
Increase	0
Ending balance	R$ 3	R$ 10